Trade receivables - Schedule of Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade receivables - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	¥ 44,506	$ 6,097	¥ 73,144
Aggregate continuing and discontinued operations [member]
Trade receivables - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	78,920		73,144
Included in assets classified as held for sale [Member]
Trade receivables - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	34,414		0
Trade receivables [Member] | Aggregate continuing and discontinued operations [member]
Trade receivables - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	148,057		133,657
Loss allowance [Member] | Aggregate continuing and discontinued operations [member]
Trade receivables - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	¥ (69,137)		¥ (60,513)